Taxation	6 Months Ended
Jun. 30, 2022
Disclosure of Taxation Text Block [Abstract]
Taxation

7. Taxation

The major components of income tax credit in the interim condensed consolidated statement of profit or loss are:

	Six months ended June 30 2022 £’000	Six months ended June 30 2021 £’000

Current income tax expense	—	(24)
Deferred tax credit relating to origination and reversal of temporary differences	9,865	7,350
Income tax credit recognized in statement of profit or loss	9,865	7,326

The deferred tax credit relates to the net movements in specific deferred tax items in the period. A deferred tax asset on losses is only recognized to the extent that it matches deferred tax liabilities.